SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUMMARIZED FINANCIAL INFORMATION OF RCVD

The following represents summarized financial information of RCVD for the years ended December 31, 2022 and 2021:

Income statement	2022	2021
Revenue	$2,804,430	$2,071,364
Cost of goods sold	1,492,184	587,520
Gross margin	1,312,246	1,483,844
Operating expenses	(2,342,539)	(1,510,881)
Interest expense	(659,680)	(645,642)
Net loss	$(1,689,973)	$(672,679)

Balance sheet
Current assets	$2,210,701	$2,204,129
Non-current assets	$4,599,757	$4,783,210
Current liabilities	$10,755,826	$1,026,660
Non-current liabilities	$5,822,234	$14,038,220